COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations are currently conducted in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

Service Contract

On July 16, 2018, the Company signed a two-year Investor Relations Agreement (the “IR Agreement”) with Ascent Investor Relations Inc. (“Ascent”). Pursuant to the IR Agreement, Ascent will act as an investor counsel and provide related services to MDJM from July 16, 2018, to July 15, 2020. As consideration, the Company will pay $4,140 per month to Ascent before being listed on the market of Nasdaq and $7,820 per month after being listed on the market of Nasdaq. Either party may terminate the IR Agreement by providing a written notice of termination for any reason at any time during the second year of the IR Agreement. On September 17, 2019, the Company gave a notice of termination to Ascent and the IR Agreement terminated on December 17, 2019.

On September 6, 2018, the Company signed an Engagement Letter (the "Engagement Letter") with NETW. Pursuant to the Engagement Letter, the Company engaged NETW as the Company’s exclusive lead or managing underwriter and/or book runner and investment banker in connection with the sale of at least of $6,000,000 worth of the Company’s ordinary shares. The Company agreed to pay NETW an underwriting discount or spread of seven percent (7%) of the gross proceeds from investors introduced by NETW and five percent (5%) of the gross proceeds from investors introduced by the Company. NETW was also entitled to a corporate finance fee equal to two percent (2%) of the gross proceeds of the offering. The Company also agreed to reimburse NETW up to $75,000 out of pocket expenses related to the offering. The Engagement Letter expired on September 6, 2019.

Legal Proceeding

Except for the following disclosure, the Group is currently not a party to any litigation of which, if determined adversely to it, would individually or in the aggregate be reasonably expected to have a material adverse effect on its business, operating results, cash flows, or financial condition.

On January 3, 2018, Mingda Tianjin filed a civil complaint in Jizhou District People’s Court, Tianjin City (the “Jizhou Court”), alleging a breach of contract against Tianjin Huacheng Century Investment Co. Ltd. (the “Defendant”). Mingda Tianjin and the Defendant entered into a Sales Agency Service Contract on May 1, 2014, as supplemented on November 23, 2015, pursuant to which Mingda Tianjin was expected to provide sales agency services to the Defendant for real estate projects developed by the Defendant. Mingda Tianjin stated that it had performed its duty fully in accordance with the Sales Agency Service Contract and its accompanying agreements signed by both parties. However, since November 2015, the Defendant had defaulted on sales agency fees and retention fees earned by Mingda Tianjin pursuant to the Sales Agency Service Contract, for an aggregate amount of RMB2,792,854, approximately $429,700. Mingda Tianjin and the Defendant reached a civil mediation agreement as approved by the Jizhou Court by agreeing that the Defendant will pay Mingda Tianjin the sales agency fee by installments, with the first installment of RMB 500,000, approximately $76,900, due by or before February 9, 2018, the second installment of RMB1,146,427, approximately $176,400, due by or before October 31, 2018, and the third installment of RMB1,146,427, approximately $176,400, due by or before December 31, 2018.

The first installment of $76,900 was received in 2018. On January 9, 2019, the Company reached a settlement with the Defendant. The Defendant agreed to pay 90% of balance due, which equivalent to RMB 2,063,569, approximately $300,033, by January 10, 2019. The Company received a total of $300,033  (2,063,568 RMB) on January 10, 2019, and the case was closed.

On September 18, 2018, Mingda Tianjin filed a civil complaint in Binhai District People’s Court, Tianjin City (the “Binhai Court”), alleging a breach of contract against Tianjin Binhai Real Estate. Ltd. (“Tianjin Binhai”) and claimed $267,217 (RMB1,845,722) receivable for the service delivered to Tianjin Binhai. Pursuant to the judgement made by Binhai Court, Tianjin Binhai paid $251,387 (RMB1,736,378) in November 2018, and $15,265 (RMB105,437) on September 5, 2019. The case was closed.